UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23691

Puerto Rico Residents Tax-Free Fund III, Inc.

(Exact name of Registrant as specified in charter)

Banco Popular Center

209 Munoz Rivera, Suite 1031

San Juan, Puerto Rico 00918

(Address of Principal Executive Offices) (Zip code)

Luis A. Avilés, Esq.

Banco Popular Center

209 Muñoz Rivera Avenue, Suite 1031

San Juan, Puerto Rico 00918

(Name and Address of Agent for Service)

Copy to:
Jesse C. Kean Jesse C. Kean Sidley Austin LLP 787 Seventh Avenue New York, NY 10019

Registrant’s Telephone Number, including Area Code: +1 (787) 781-5452

Date of fiscal year end: August 31

Date of reporting period: July 1, 2021 – June 30, 2022

Item 1 – Proxy Voting Record.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Puerto Rico Residents Tax-Free Fund III, Inc.

By:	/s/ Javier Rubio
Javier Rubio Co-President

By:	/s/ Leslie Highley
Leslie Highley Co-President

                                 Date: August 30, 2022

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